UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 September 2009

Check here if Amendment |_|; Amendment Number: ___
   This Amendment (Check only one): |_| is a restatement.
                                    |_| adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  NEVSKY CAPITAL LLP
       51 Berkeley Street
       London, England W1J 5BB
Form 13F File Number: 028-12750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Toby Hampden-Acton
Title: Chief Compliance and Risk Officer
Phone: 44 20 7360-1237

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton      London, England       16 October 2009
     ----------------------      ---------------       -----------
     [Signature]                 [City, State]         [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       Nil

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  US$840.815 million

                               Nevsky Capital LLP

                           Form 13F Information Table



                                TITLE OF                    VALUE    SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER               CLASS           CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS SOLE   SHARED  NONE
-----------------------         --------       ---------   --------  -------   ---  ---- -------  ------   ------ ------- ----
AMERICA MOVIL-ADR SERIES L	ADR		02364W105  	69,154	1,577,781	N/A	Y	N	Y
ANGLOGOLD ASHANTI-SPON ADR	ADR		035128206   	5,299	130,000		N/A	Y	N	Y
BANCO BRADESCO-ADR		ADR		059460303   	79,282	3,986,000	N/A	Y	N	Y
CEMEX SAB-SPONS ADR PART CER	ADR		151290889	19,107	1,478,855	N/A	Y	N	Y
CHINA LIFE INSURANCE CO-ADR	ADR		16939P106	5,211	79,300		N/A	Y	N	Y
CHINA MOBILE LTD-SPON ADR	ADR		16941M109	2,554	52,000		N/A	Y	N	Y
CHINA PETROLEUM & CHEM-ADR	ADR		16941R108	9,099	106,855		N/A	Y	N	Y
CHUNGHWA TELECOM LTD-ADR	ADR		17133Q403	6,697	371,231		N/A	Y	N	Y
CLIFFS NATURAL RESOURCES INC	Common Stock	18683K101	6,945	214,614		N/A	Y	N	Y
CNOOC LTD-ADR			ADR		126132109	1,016	7,500		N/A	Y	N	Y
COMPANHIA DE BEBIDAS-PRF ADR	ADR		20441W203	25,746	312,981		N/A	Y	N	Y
CIA SIDERURGICA NACL-SP ADR	ADR		20440W105	11,689	382,000		N/A	Y	N	Y
CIA DE MINAS BUENAVENTUR-ADR	ADR		204448104	18,944	538,042		N/A	Y	N	Y
DESARROLLADORA HOMEX-ADR	ADR		25030W100	6,353	168,156		N/A	Y	N	Y
ENERSIS S.A. -SPONS ADR		ADR		29274F104	14,225	771,000		N/A	Y	N	Y
FOMENTO ECONOMICO MEX-SP ADR	ADR		344419106	5,453	143,314		N/A	Y	N	Y
FREEPORT-MCMORAN COPPER		Common Stock	35671D857	6,518	95,000		N/A	Y	N	Y
GERDAU SA -SPON ADR		ADR		373737105	18,144	1,350,000	N/A	Y	N	Y
GRUPO TELEVISA SA-SPONS ADR	ADR		40049J206	24,552	1,320,708	N/A	Y	N	Y
ICICI BANK LTD-SPON ADR		ADR		45104G104	794	20,600		N/A	Y	N	Y
INFOSYS TECHNOLOGIES-SP ADR	ADR		456788108	451	9,300		N/A	Y	N	Y
ISHARES FTSE/XINHUA CHINA 25	ETP		464287184	9,657	236,000		N/A	Y	N	Y
ITAU UNIBANCO HLDNG-PREF ADR	ADR		465562106	18,292	907,800		N/A	Y	N	Y
JPMORGAN CHASE & CO		Common Stock	46625H100	62,487	1,426,000	N/A	Y	N	Y
KB FINANCIAL GROUP INC-ADR	ADR		48241A105	9,759	189,600		N/A	Y	N	Y
MECHEL-SPONSORED ADR		ADR		583840103	2,877	160,000		N/A	Y	N	Y
MOBILE TELESYSTEMS-SP ADR	ADR		607409109	18,169	376,400		N/A	Y	N	Y
VIMPELCOM-SP ADR		ADR		68370R109	49,996	2,673,569	N/A	Y	N	Y
PETROCHINA CO LTD -ADR		ADR		71646E100	6,877	60,455		N/A	Y	N	Y
PETROLEO BRASILEIRO-SPON ADR	ADR		71654V101	25,064	637,600		N/A	Y	N	Y
PETROLEO BRASILEIRO S.A.-ADR	ADR		71654V408	125,270	2,729,200	N/A	Y	N	Y
POSCO-ADR			ADR		693483109	1,414	13,600		N/A	Y	N	Y
POWERSHARES DB AGRICULTURE F	ETP		73936B408	4,710	185,000		N/A	Y	N	Y
STERLITE INDUSTRIES INDI-ADR	ADR		859737207	4,202	263,100		N/A	Y	N	Y
TELE NORTE LESTE PART-ADR	ADR		879246106	9,453	503,091		N/A	Y	N	Y
TEVA PHARMACEUTICAL-SP ADR	ADR		881624209	44,392	878,000		N/A	Y	N	Y
VALE SA-SP ADR			ADR		91912E105	68,048	2,941,987	N/A	Y	N	Y
VIVO PARTICIPACOES SA-ADR	ADR		92855S200	18,252	722,856		N/A	Y	N	Y
BANCO SANTANDER-CHILE-ADR	ADR		05965X109	6,842	118,900		N/A	Y	N	Y
VALE SA-SP PREF ADR		ADR		91912E204	17,823	869,000		N/A	Y	N	Y